Net financial income/(expense) - Summary of Net Financial Income/(Expense) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Income Abstract [Abstract]
Investment income	$ 2,196	$ 2,120	$ 2,345
Unrealized Gains From Long-Term Investments	0	0	5,322
Realized Gains From Long-Term Investments	452	1,797	1,922
Unrealized Gain On Warrant Liability	0	690	3,114
Gains on change in fair value of derivatives	3,597	0	105
Unrealized Gains On Asset-Linked Receivable	8,829	3,503	0
Net Exchange Variation Income	2,580	831	0
Other finance income	205	50	59
Finance income	17,859	8,991	12,867
Finance Costs [Abstract]
Unrealized Losses On Long-Term Investments	(16,852)	(6,883)	0
Unrealized Losses On Change In Fair Value Of Derivatives	0	0	(230)
Unrealized gains on warrant liability	(5,823)	0	0
Realized losses on forward	302	252	0
Commission, brokerage and financing expenses (a)	2,126	443	518
Interest expense on lease liabilities	(1,382)	(1,243)	(1,807)
Interest on loans	10,020	0	0
Net Exchange Variation Expense	0	(614)	(1,350)
Other finance cost	(1,994)	(1,230)	(847)
Finance costs	(38,499)	(10,665)	(4,752)
Finance income (cost)	$ (20,640)	$ (1,674)	$ 8,115
SPAC warrant liability	$ 11.64
Sale of stock, price per share (in USD per share)	$ 11.50
SPAC warrant liability per unit	0.63